Trade and Other Payables (Tables)	12 Months Ended
Jun. 30, 2023
Trade and other payables [abstract]
Disclosure of Trade and Other Payables

	2023 A$	2022 A$
Current
Trade payables	2,062,549	1,556,881
Accrued expenses	1,437,938	1,229,399
	3,500,487	2,786,280